Financial Instruments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Statement [Line Items]
Warrants	$ 251	$ 155
Level 1
Statement [Line Items]
Warrants	0	0
Level 2
Statement [Line Items]
Warrants	25	155
Level 3
Statement [Line Items]
Warrants	$ 0	$ 0